Derivative financial instruments (Details) - Schedule of derivative financial instruments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21	Aug/20
Outstanding derivative instruments	Put Option	NDF
Counterparty	Itaú BBA/Santander	Rabobank
Receivable	R$ 676	R$ 141
Payable
Total Net balance	676	141
Volume/ Position	R$ 5,000	R$ (4,600)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21	Nov/20
Outstanding derivative instruments	Call Option	NDF
Counterparty	Itaú BBA/Santander	Rabobank
Receivable
Payable	(71)	(221)
Total Net balance	(71)	(221)
Volume/ Position	R$ (5,000)	R$ (1,500)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	Nov/20
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Itaú BBA
Receivable	R$ 196
Payable		(8,958)
Total Net balance	196	(8,958)
Volume/ Position	R$ 1,023	R$ (14,000)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	Jun/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Bradesco	OLAM
Receivable		R$ 733
Payable	(92)
Total Net balance	(92)	733
Volume/ Position	R$ (1,023)	R$ (1,500)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jun/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Banco do Brasil
Receivable	R$ 322	R$ 185
Payable
Total Net balance	322	185
Volume/ Position	R$ 1,606	R$ (1,300)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jun/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Bradesco	Rabobank
Receivable
Payable	(165)	(1,426)
Total Net balance	(165)	(1,426)
Volume/ Position	R$ (1,606)	R$ (4,930)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/23	Jun/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	XP	Banco do Brasil
Receivable	R$ 716
Payable		(1,828)
Total Net balance	716	(1,828)
Volume/ Position	R$ 3,484	R$ (6,500)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/23	Jul/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	XP	Banco do Brasil
Receivable		R$ 106
Payable	(408)	(311)
Total Net balance	(408)	(205)
Volume/ Position	R$ (3,484)	R$ (1,450)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/24	Jul/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Rabobank
Receivable	R$ 507
Payable		(367)
Total Net balance	507	(367)
Volume/ Position	R$ 2,500	R$ (1,440)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/24	Nov/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Bradesco	Rabobank
Receivable
Payable	(713)	(139)
Total Net balance	(713)	(139)
Volume/ Position	R$ (2,500)	R$ (520)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/24	Nov/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Macquarie
Receivable	R$ 147	R$ 78
Payable
Total Net balance	147	78
Volume/ Position	R$ 802	R$ (280)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/24
Outstanding derivative instruments	Call Option
Counterparty	Banco do Brasil
Receivable
Payable	(199)
Total Net balance	(199)
Volume/ Position	R$ (802)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21
Outstanding derivative instruments	NDF
Counterparty	Banco do Brasil
Receivable	R$ 1,300
Payable
Total Net balance	1,300
Volume/ Position	R$ (2,000)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21
Outstanding derivative instruments	NDF
Counterparty	Banco do Brasil/Rabobank
Receivable	R$ 873
Payable
Total Net balance	873
Volume/ Position	R$ (2,890)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA/Banco do Brasil
Receivable	R$ 5,405
Payable
Total Net balance	5,405
Volume/ Position	R$ (9,500)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21
Outstanding derivative instruments	NDF
Counterparty	XP
Receivable
Payable	(189)
Total Net balance	(189)
Volume/ Position	R$ (3,733)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21
Outstanding derivative instruments	NDF
Counterparty	Banco Bradesco/XP
Receivable	R$ 95
Payable	(46)
Total Net balance	49
Volume/ Position	R$ (3,722)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21
Outstanding derivative instruments	NDF
Counterparty	XP
Receivable
Payable	(9)
Total Net balance	(9)
Volume/ Position	R$ (966)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/21
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA/Rabobank/XP
Receivable	R$ 1,798
Payable	(9)
Total Net balance	1,789
Volume/ Position	R$ (5,930)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21
Outstanding derivative instruments	NDF
Counterparty	Rabobank/Bradesco
Receivable	R$ 215
Payable
Total Net balance	215
Volume/ Position	R$ (1,490)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21
Outstanding derivative instruments	NDF
Counterparty	Macquarie
Receivable	R$ 213
Payable
Total Net balance	213
Volume/ Position	R$ (280)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/22
Outstanding derivative instruments	NDF
Counterparty	Bradesco
Receivable
Payable	(273)
Total Net balance	(273)
Volume/ Position	R$ (3,630)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/22
Outstanding derivative instruments	NDF
Counterparty	XP
Receivable	R$ 531
Payable
Total Net balance	531
Volume/ Position	R$ (2,292)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/22
Outstanding derivative instruments	NDF
Counterparty	Macquarie
Receivable	R$ 171
Payable
Total Net balance	171
Volume/ Position	R$ (430)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/22
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA
Receivable	R$ 1,716
Payable
Total Net balance	1,716
Volume/ Position	R$ (8,400)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/22
Outstanding derivative instruments	NDF
Counterparty	Cargill
Receivable	R$ 236
Payable
Total Net balance	236
Volume/ Position	R$ (2,000)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/22
Outstanding derivative instruments	NDF
Counterparty	Banco do Brasil/Bradesco/ABC
Receivable	R$ 2,382
Payable
Total Net balance	2,382
Volume/ Position	R$ (17,200)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA
Receivable	R$ 658
Payable
Total Net balance	658
Volume/ Position	R$ (1,000)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22
Outstanding derivative instruments	NDF
Counterparty	Banco do Brasil
Receivable	R$ 46
Payable
Total Net balance	46
Volume/ Position	R$ (2,000)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22
Outstanding derivative instruments	NDF
Counterparty	Bradesco
Receivable
Payable	(76)
Total Net balance	(76)
Volume/ Position	R$ (850)
Unit	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jan/23
Outstanding derivative instruments	NDF
Counterparty	Banco do Brasil/Santander
Receivable	R$ 640
Payable
Total Net balance	640
Volume/ Position	R$ (1,000)
Unit	US$
Total Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total currency risk	Total currency risk
Receivable	R$ 18,843	R$ 1,243
Payable	(2,250)	(13,250)
Total Net balance	16,593	(12,007)
Volume/ Position	R$ (69,313)	R$ (38,020)
Unit	US$	US$
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/21	Jul/20
Outstanding derivative instruments	Soybean Put Option	Soybean Call Option
Counterparty	Tradings/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 1,368
Payable		(1)
Total Net balance	1,368	(1)
Volume/ Position	R$ 396,875	R$ (83,344)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/21	Feb/21
Outstanding derivative instruments	Soybean Call Option	Soybean Put Option
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 1,723	R$ 252
Payable
Total Net balance	1,723	252
Volume/ Position	R$ 167,821	R$ 199,571
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/21	Feb/21
Outstanding derivative instruments	Soybean Put Option	Soybean Call Option
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 884
Payable		(774)
Total Net balance	884	(774)
Volume/ Position	R$ 249,464	R$ (399,142)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/22	Jun/21
Outstanding derivative instruments	Soybean Put Option	Soybean Put Option
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 855	R$ 1,571
Payable
Total Net balance	855	1,571
Volume/ Position	R$ 192,768	R$ 553,357
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/22	Jun/21
Outstanding derivative instruments	Soybean Call Option	Soybean Call Option
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 147
Payable	(1,201)	(1,916)
Total Net balance	(1,201)	(1,769)
Volume/ Position	R$ (192,768)	R$ (854,982)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/22	Nov/20
Outstanding derivative instruments	Soybean Put Option	Soybean Futures
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 2,002
Payable		(16)
Total Net balance	2,002	(16)
Volume/ Position	R$ 249,464	R$ (77,107)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/22	Dec/20
Outstanding derivative instruments	Soybean Call Option	Accrual
Counterparty	Tradings/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 47
Payable	(1,401)	(40)
Total Net balance	(1,401)	7
Volume/ Position	R$ (249,464)	R$ (83,911)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21
Outstanding derivative instruments	Soybean Futures
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(644)
Total Net balance	(644)
Volume/ Position	R$ (49,893)
Unit	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21
Outstanding derivative instruments	Soybean Futures
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(26,688)
Total Net balance	(26,688)
Volume/ Position	R$ (478,518)
Unit	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Dec/21
Outstanding derivative instruments	Soybean Futures
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(784)
Total Net balance	(784)
Volume/ Position	R$ (20,411)
Unit	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21	Jul/20
Outstanding derivative instruments	Corn Put Option	Corn Call Option
Counterparty	Trading Companies/ Banks/CBOT	Itaú BBA
Receivable	R$ 3
Payable	(187)	(55)
Total Net balance	(184)	(55)
Volume/ Position	R$ (254,011)	R$ (16,650)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug /21	Sep/20
Outstanding derivative instruments	Corn Call Option	Corn Call Option
Counterparty	Trading Companies/ Banks/CBOT	Itaú BBA
Receivable	R$ 1,327
Payable	(3,765)	(682)
Total Net balance	(2,438)	(682)
Volume/ Position	R$ (84,670)	R$ (166,500)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21	Sep/20
Outstanding derivative instruments	Corn Put Option	Corn Call Option
Counterparty	Trading Companies/ Banks/CBOT	OTC/Stock Exchange
Receivable
Payable	(218)	(1,431)
Total Net balance	(218)	(1,431)
Volume/ Position	R$ (254,011)	R$ (253,350)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21	Aug/21
Outstanding derivative instruments	Corn Future	Corn Put Option
Counterparty	Trading Companies/ Banks/CBOT	FC Stone
Receivable		R$ 178
Payable	(7,213)
Total Net balance	(7,213)	178
Volume/ Position	R$ (254,011)	R$ 84,664
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22	Aug/21
Outstanding derivative instruments	Corn Future	Corn Call Option
Counterparty	Trading Companies/ Banks/CBOT	FC Stone
Receivable
Payable		(130)
Total Net balance		(130)
Volume/ Position	R$ (92,700)	R$ (169,334)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22	Sep/20
Outstanding derivative instruments	Corn Future	Corn Futures
Counterparty	Trading Companies/ Banks/CBOT	Macquarie
Receivable
Payable	(314)	(529)
Total Net balance	(314)	(529)
Volume/ Position	R$ (83,250)	R$ (83,250)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/21	Sep/20
Outstanding derivative instruments	Corn Future	Corn Futures
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 51
Payable		(200)
Total Net balance		(149)
Volume/ Position	R$ (9,000)	R$ (211,500)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/21	Aug/21
Outstanding derivative instruments	Accrual	Corn Futures
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable
Payable	(421)	(257)
Total Net balance	(421)	(257)
Volume/ Position	R$ (83,251)	R$ (254,011)
Unit	bags	bags
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21	Nov/20
Outstanding derivative instruments	Cotton Call Option	Cotton Call Option
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable
Payable	(1,770)	(256)
Total Net balance	(1,770)	(256)
Volume/ Position	R$ (1,500,000)	R$ (625)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Dec/21	Nov/21
Outstanding derivative instruments	Cotton Futures	Cotton Put Option
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 39	R$ 127
Payable	(793)
Total Net balance	(754)	127
Volume/ Position	R$ (1,150,000)	R$ 669
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	Nov/21
Outstanding derivative instruments	Cotton Futures	Cotton Call Option
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 36
Payable		(258)
Total Net balance	36	(258)
Volume/ Position	R$ (500,000)	R$ (669)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21	Dec/20
Outstanding derivative instruments	Accrual	Cotton Futures
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 1,038
Payable	(282)
Total Net balance	(282)	1,038
Volume/ Position	R$ (441,000)	R$ (893)
Unit	lbs.	lbs.
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/21	Aug/20
Outstanding derivative instruments	Ethanol Futures	Ethanol Futures
Counterparty	OTC/Stock Exchange	OTC/Stock Exchange
Receivable
Payable
Total Net balance
Volume/ Position	R$ (300)	R$ (150)
Unit	m3	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/21	Sep/20
Outstanding derivative instruments	Ethanol Futures	Ethanol Futures
Counterparty	OTC/Stock Exchange	OTC/Stock Exchange
Receivable
Payable
Total Net balance
Volume/ Position	R$ (300)	R$ (450)
Unit	m3	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/21	Oct/20
Outstanding derivative instruments	Ethanol Futures	Ethanol Futures
Counterparty	OTC/Stock Exchange	OTC/Stock Exchange
Receivable
Payable
Total Net balance
Volume/ Position	R$ (300)	R$ (150)
Unit	m3	m3
Fed Cattle [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/21	Oct/20
Outstanding derivative instruments	Fed Cattle Futures	Fed Cattle Futures
Counterparty	OTC/Stock Exchange	OTC/Stock Exchange
Receivable
Payable
Total Net balance
Volume/ Position	R$ (4,950)	R$ (54,450)
Unit	arrobas	arrobas
Margin deposit [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Margin deposit	Margin deposit
Receivable	R$ 8,844	R$ 3,015
Payable
Total Net balance	R$ 8,844	R$ 3,015
Total risk with commodities [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risk with commodities	Total risk with commodities
Receivable	R$ 17,081	R$ 6,426
Payable	(45,681)	(6,545)
Total Net balance	R$ (28,600)	R$ (119)
Interest R$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21	Aug/23
Outstanding derivative instruments	Fixed DI EUR SWAP	Fixed DI SWAP
Counterparty	Banks	Bradesco
Receivable		R$ 1,257
Payable	(2,608)
Total Net balance	(2,608)	1,257
Volume/ Position	R$ 25,000	R$ 11,847
Unit	BRL	BRL
Interest R$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/23
Outstanding derivative instruments	Fixed DI SWAP
Counterparty	Banks
Receivable	R$ 614
Payable
Total Net balance	614
Volume/ Position	R$ 9,482
Unit	BRL
Total risk with interest [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risk with interest	Total risk with interest
Receivable	R$ 614	R$ 1,257
Payable	(2,608)
Total Net balance	(1,994)	1,257
Volume/ Position	R$ 34,482	R$ 11,847
Unit	BRL	BRL
Total risks [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risks	Total risk
Receivable	R$ 36,538	R$ 8,926
Payable	(50,539)	(19,795)
Total Net balance	R$ (14,001)	R$ (10,869)
Current [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Current	Current
Receivable	R$ 32,657	R$ 7,180
Payable	R$ (48,574)	R$ (18,333)
Non-current [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Non-current	Non-current
Receivable	R$ 3,881	R$ 1,746
Payable	R$ (1,965)	R$ (1,462)
Result on June 30 [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Result on June 30, 2021 (Note 25)	Result on June 30, 2020 (Note 25)
Receivable	R$ 590,108	R$ 206,199
Payable	R$ (715,598)	R$ (254,367)